Business Segments and Related Information (Tables)	12 Months Ended
Dec. 31, 2024
Business Segments and Related Information [Abstract]
Segment Results of Operations [text block table]
The following tables present the results of the Group’s business segments, including the reconciliation to the consolidated results of operations under IFRS.
	2024
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,506	10,558	9,386	2,649	1,406	31,504
Provision for credit losses	347	549	851	(1)	83	1,830
Noninterest expenses
Compensation and benefits	1,603	2,682	2,934	919	3,593	11,731
General and administrative expenses	3,481	3,979	4,372	904	(1,494)	11,243
Impairment of goodwill and other intangible assets	0	0	0	0	0	0
Restructuring activities	(1)	(0)	(3)	0	0	(3)
Total noninterest expenses	5,084	6,661	7,304	1,823	2,099	22,971
Noncontrolling interests	0	5	0	194	(199)	0
Profit (loss) before tax	2,075	3,343	1,231	632	(577)	6,703

Assets (in € bn)[2]	280	756	324	11	21	1,391
Loans (gross of allowance for loan losses, in € bn)	117	110	257	0	5	490
Additions to non-current assets	12	3	160	30	1,884	2,091
Deposits (in € bn)	313	22	320	0	13	668
Average allocated shareholders' equity	11,682	23,672	13,990	5,329	11,679	66,353

Risk-weighted assets (in € bn)	78	130	97	18	34	357
of which: operational risk RWA (in € bn)[3]	11	15	14	5	13	58
Leverage exposure (in € bn)	339	593	336	10	38	1,316
Employees (full-time equivalent)	26,317	20,107	37,072	5,169	1,088	89,753

Post-tax return on average shareholders’ equity[4,5]	11.7%	9.1%	5.2%	8.0%	N/M	5.5%
Post-tax return on average tangible shareholders’ equity[4,5]	12.6%	9.4%	5.2%	18.0%	N/M	6.2%
Cost/income ratio[6]	67.7%	63.1%	77.8%	68.8%	N/M	72.9%

[1] includes:
Net interest income	4,960	3,398	5,786	25	991	15,161
Net income (loss) from equity method investments	(1)	(46)	21	36	2	12
[2] includes:
Equity method investments	90	379	102	451	6	1,028

N/M – Not meaningful
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 33% for the year ended December 31, 2024 ; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2024 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
	2023
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	7,718	9,160	9,571	2,383	2,324	31,155
Provision for credit losses	266	431	783	(1)	26	1,505
Noninterest expenses
Compensation and benefits	1,530	2,526	2,805	891	3,378	11,131
General and administrative expenses	3,122	4,091	4,696	934	(2,731)	10,112
Impairment of goodwill and other intangible assets	0	233	0	0	0	233
Restructuring activities	(4)	(3)	228	0	(1)	220
Total noninterest expenses	4,648	6,847	7,730	1,825	646	21,695
Noncontrolling interests	0	3	0	163	(166)	0
Profit (loss) before tax	2,804	1,879	1,058	396	1,817	7,955

Assets (in € bn)[2]	264	658	331	10	54	1,317
Loans (gross of allowance for loan losses, in € bn)	117	101	261	0	6	485
Additions to non-current assets	13	89	90	73	1,853	2,118
Deposits (in € bn)	289	18	308	0	10	625
Average allocated shareholders' equity	11,547	23,544	13,219	5,157	9,681	63,149

Risk-weighted assets (in € bn)	69	140	86	15	40	350
of which: operational risk RWA (in € bn)[3]	6	22	8	3	19	57
Leverage exposure (in € bn)	307	546	339	10	39	1,240
Employees (full-time equivalent)	25,439	20,063	38,411	4,963	1,254	90,130

Post-tax return on average shareholders’ equity[4,5]	16.6%	4.8%	4.8%	5.1%	N/M	9.1%
Post-tax return on average tangible shareholders’ equity[4,5]	17.8%	4.9%	5.2%	12.0%	N/M	10.2%
Cost/income ratio[6]	60.2%	74.7%	80.8%	76.6%	N/M	69.6%

[1] includes:
Net interest income	5,115	3,013	6,156	(124)	1,963	16,122
Net income (loss) from equity method investments	(6)	(70)	(5)	42	2	(38)
[2] includes:
Equity method investments	91	413	84	420	5	1,013

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was 19% for the year ended December 31, 2023; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2023; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
	2022
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Corporate & Other	Total Consolidated
Net revenues[1]	6,337	10,016	9,152	2,608	(1,050)	27,063
Provision for credit losses	335	319	583	(2)	(9)	1,226
Noninterest expenses
Compensation and benefits	1,416	2,379	2,783	899	3,235	10,712
General and administrative expenses	2,790	4,061	4,193	883	(2,199)	9,728
Impairment of goodwill and other intangible assets	0	0	0	68	0	68
Restructuring activities	(19)	15	(113)	0	(2)	(118)
Total noninterest expenses	4,187	6,455	6,863	1,850	1,035	20,390
Noncontrolling interests	0	15	0	174	(190)	0
Profit (loss) before tax	1,816	3,228	1,705	585	(1,886)	5,447

Assets (in € bn)[2]	258	677	333	10	67	1,344
Loans (gross of allowance for loan losses, in € bn)	122	103	265	0	6	496
Additions to non-current assets	3	4	177	41	2,267	2,494
Deposits (in € bn)	289	16	317	0	7	629
Average allocated shareholders' equity	11,668	22,478	12,945	5,437	7,580	60,109

Risk-weighted assets (in € bn)	74	139	88	13	46	360
of which: operational risk RWA (in € bn)[3]	5	23	8	3	19	58
Leverage exposure (in € bn)	321	530	344	9	36	1,240
Employees (full-time equivalent)	22,621	17,946	37,710	4,778	1,876	84,930

Post-tax return on average shareholders’ equity[4,5]	10.3%	9.3%	8.6%	7.3%	N/M	8.2%
Post-tax return on average tangible shareholders’ equity[4,5]	11.1%	9.6%	9.2%	17.0%	N/M	9.1%
Cost/income ratio[6]	66.1%	64.4%	75.0%	70.9%	N/M	75.3%

[1] includes:
Net interest income	3,628	3,467	5,222	(65)	1,732	13,983
Net income (loss) from equity method investments	4	50	27	66	6	152
[2] includes:
Equity method investments	90	501	99	415	20	1,124

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[5] The post-tax return on average shareholders’ equity and average tangible shareholders’ equity at the Group level reflects the reported effective tax rate for the Group, which was (2) % for the year ended December 31, 2022; for the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December 31, 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
[6] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income

Segment Results of Operations, Corporate Bank [text block table]	Corporate Bank 2024 increase (decrease)from 2023 2023 increase (decrease)from 2022 in € m.(unless stated otherwise) 2024 2023 2022 in € m. in % in € m. in % Net revenues Corporate Treasury Services 4,223 4,399 3,827 (176) (4) 572 15 Institutional Client Services 1,956 1,895 1,580 62 3 314 20 Business Banking 1,326 1,424 930 (98) (7) 494 53 Total net revenues 7,506 7,718 6,337 (212) (3) 1,381 22 Of which: Net interest income 4,960 5,115 3,628 (154) (3) 1,487 41 Net commissions and fee income 2,434 2,328 2,356 106 5 (28) (1) Remaining income 111 275 354 (164) (59) (79) (22) Provision for credit losses 347 266 335 81 30 (68) (20) Noninterest expenses Compensation and benefits 1,603 1,530 1,416 73 5 114 8 General and administrative expenses 3,481 3,122 2,790 359 12 332 12 Impairment of goodwill and other intangible assets 0 0 0 0 N/M 0 N/M Restructuring activities (1) (4) (19) 4 (86) 15 (77) Total noninterest expenses 5,084 4,648 4,187 436 9 461 11 Noncontrolling interests 0 0 0 0 N/M 0 N/M Profit (loss) before tax 2,075 2,804 1,816 (729) (26) 988 54 Employees (front office, full-time equivalent)1 7,943 7,682 7,332 261 3 350 5 Employees (business-aligned operations, full-time equivalent)1 8,089 7,976 7,114 113 1 862 12 Employees (allocated central infrastructure, full-time equivalent)1 10,285 9,781 8,175 504 5 1,606 20 Total employees (full-time equivalent)1 26,317 25,439 22,621 878 3 2,818 12 Total assets (in € bn)1,2 280 264 258 16 6 6 2 Risk-weighted assets (in € bn)1 78 69 74 9 13 (5) (7) of which: operational risk RWA (in € bn)1,3 11 6 5 5 94 0 5 Leverage exposure (in € bn)1 339 307 321 33 11 (14) (4) Deposits (in € bn)1 313 289 289 23 8 1 0 Loans (gross of allowance for loan losses, in € bn)1 117 117 122 (0) (0) (5) (4) Cost/income ratio4 67.7% 60.2% 66.1% N/M 7.5ppt N/M (5.8)ppt Post-tax return on average shareholders' equity5,6 11.7% 16.6% 10.3% N/M (4.8)ppt N/M 6.2ppt Post-tax return on average tangible shareholders’ equity5,6 12.6% 17.8% 11.1% N/M (5.3)ppt N/M 6.8ppt N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 As of year-end 2 Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances 3 Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report 4 Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income 5 Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report 6 For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Segment Results of Operations, Investment Bank [text block table]
Investment Bank
				2024 increase (decrease) from 2023		2023 increase (decrease) from 2022
in € m. (unless stated otherwise)	2024	2023	2022	in € m.	in %	in € m.	in %
Net revenues
Fixed Income & Currencies (FIC)	8,610	7,893	8,861	717	9	(968)	(11)
Fixed Income & Currencies: Financing	3,205	2,867	2,953	339	12	(86)	(3)
Fixed Income & Currencies: Ex-Financing	5,405	5,026	5,909	378	8	(882)	(15)
Origination & Advisory	2,012	1,246	998	765	61	249	25
Debt Origination	1,290	843	412	447	53	431	105
Equity Origination	187	102	101	84	82	1	1
Advisory	535	301	485	234	78	(184)	(38)
Research and Other	(64)	21	157	(85)	N/M	(136)	(87)
Total net revenues	10,558	9,160	10,016	1,398	15	(856)	(9)
Provision for credit losses	549	431	319	119	28	112	35
Noninterest expenses
Compensation and benefits	2,682	2,526	2,379	155	6	147	6
General and administrative expenses	3,979	4,091	4,061	(111)	(3)	30	1
Impairment of goodwill and other intangible assets	0	233	0	(233)	N/M	233	N/M
Restructuring activities	(0)	(3)	15	3	(98)	(18)	N/M
Total noninterest expenses	6,661	6,847	6,455	(186)	(3)	391	6
Noncontrolling interests	5	3	15	2	52	(12)	(79)
Profit (loss) before tax	3,343	1,879	3,228	1,463	78	(1,348)	(42)

Employees (front office, full-time equivalent)[1]	4,869	4,843	4,333	26	1	510	12
Employees (business-aligned operations, full-time equivalent)[1]	3,129	3,120	2,811	9	0	309	11
Employees (allocated central infrastructure, full-time equivalent)[1]	12,109	12,101	10,802	8	0	1,299	12
Total employees (full-time equivalent)[1]	20,107	20,063	17,946	44	0	2,117	12
Total assets (in € bn)[1,2]	756	658	677	98	15	(18)	(3)
Risk-weighted assets (in € bn)[1]	130	140	139	(10)	(7)	0	0
of which: operational risk RWA (in € bn)[1,3]	15	22	23	(7)	(32)	(2)	(7)
Leverage exposure (in € bn)[1]	593	546	530	46	8	17	3
Deposits (in € bn)[1]	22	18	16	4	23	1	9
Loans (gross of allowance for loan losses, in € bn)[1]	110	101	103	9	9	(2)	(2)
Cost/income ratio[4]	63.1%	74.7%	64.4%	N/M	(11.6)ppt	N/M	10.3ppt
Post-tax return on average shareholders’ equity[5,6]	9.1%	4.8%	9.3%	N/M	4.3ppt	N/M	(4.5)ppt
Post-tax return on average tangible shareholders’ equity[5,6]	9.4%	4.9%	9.6%	N/M	4.4ppt	N/M	(4.6)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[5] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[6] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

Segment Results of Operations, Private Bank [text block table]
Private Bank
				2024 increase (decrease) from 2023		2023 increase (decrease) from 2022
in € m. (unless stated otherwise)	2024	2023	2022	in € m.	in %	in € m.	in %
Net revenues:
Personal Banking	5,304	5,570	5,005	(267)	(5)	566	11
Wealth Management & Private Banking	4,082	4,000	4,147	82	2	(147)	(4)
Total net revenues	9,386	9,571	9,152	(185)	(2)	419	5
of which:
Net interest income	5,786	6,156	5,222	(370)	(6)	934	18
Net commissions and fee income	2,956	2,852	3,155	104	4	(303)	(10)
Remaining income	643	563	775	80	14	(212)	(27)
Provision for credit losses	851	783	583	68	9	201	34
Noninterest expenses:
Compensation and benefits	2,934	2,805	2,783	130	5	22	1
General and administrative expenses	4,372	4,696	4,193	(324)	(7)	503	12
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	(3)	228	(113)	(231)	N/M	341	N/M
Total noninterest expenses	7,304	7,730	6,863	(426)	(6)	866	13
Noncontrolling interests	0	0	0	(0)	(45)	(0)	(12)
Profit (loss) before tax	1,231	1,058	1,705	173	16	(648)	(38)

Employees (front office, full-time equivalent)[1]	16,961	18,403	18,853	(1,442)	(8)	(450)	(2)
Employees (business-aligned operations, full-time equivalent)[1]	7,917	7,802	8,018	115	1	(216)	(3)
Employees (allocated central infrastructure, full-time equivalent)[1]	12,193	12,205	10,839	(12)	(0)	1,366	13
Total employees (full-time equivalent)[1]	37,072	38,411	37,710	(1,339)	(3)	701	2
Total assets (in € bn)[1,2]	324	331	333	(7)	(2)	(2)	(1)
Risk-weighted assets (in € bn)[1]	97	86	88	11	13	(1)	(2)
of which: operational risk RWA (in € bn)[1,3]	14	8	8	7	88	0	0
Leverage exposure (in € bn)[1]	336	339	344	(2)	(1)	(6)	(2)
Deposits (in € bn)[1]	320	308	317	13	4	(10)	(3)
Loans (gross of allowance for loan losses, in € bn)[1]	257	261	265	(4)	(1)	(4)	(1)
Assets under Management (in € bn)[1,4]	633	578	543	55	10	35	6
Net flows (in € bn)	29	23	31	6	26	(8)	(26)
Cost/income ratio[5]	77.8%	80.8%	75.0%	N/M	(2.9)ppt	N/M	5.8ppt
Post-tax return on average shareholders' equity[6,7]	5.2%	4.8%	8.6%	N/M	0.4ppt	N/M	(3.8)ppt
Post-tax return on average tangible shareholders’ equity[6,7]	5.2%	5.2%	9.2%	N/M	0.1ppt	N/M	(4.0)ppt

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end
[2] Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances
[3] Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[4] Assets under Management include assets held on behalf of customers for investment purposes and/or client assets that are advised or managed by Deutsche Bank. They are managed on a discretionary or advisory basis or are deposited with the bank. Deposits are considered Assets under Management if they serve investment purposes. In Personal Banking, this includes Term deposits and Savings deposits. In Wealth Management & Private Banking (excl. Business Banking), it is assumed that all customer deposits are held with the bank primarily for investment purposes and accordingly are classified as Assets under Management. Within the Private Bank business ‘Wealth Management & Private Banking’, private clients benefit from a wider product range with increased emphasis on investment advice. As a result, starting 2024, demand deposits of Private Banking in Germany were reclassified to Assets under Management, ensuring a consistent treatment within ‘Wealth Management & Private Banking’. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services
[5] Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income
[6] Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report
[7] For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report

Segment Results of Operations, Asset Management [text block table]	Asset Management 2024 increase (decrease)from 2023 2023 increase (decrease)from 2022 in € m.(unless stated otherwise) 2024 2023 2022 in € m. in % in € m. in % Net revenues Management fees 2,479 2,314 2,458 164 7 (143) (6) Performance and transaction fees 148 128 125 20 16 2 2 Other 23 (59) 24 82 N/M (84) N/M Total net revenues 2,649 2,383 2,608 267 11 (225) (9) Provision for credit losses (1) (1) (2) 0 (23) 1 (50) Noninterest expenses Compensation and benefits 919 891 899 28 3 (8) (1) General and administrative expenses 904 934 883 (29) (3) 51 6 Impairment of goodwill and other intangible assets 0 0 68 0 N/M (68) N/M Restructuring activities 0 0 0 (0) (43) (0) (15) Total noninterest expenses 1,823 1,825 1,850 (1) (0) (26) (1) Noncontrolling interests 194 163 174 32 20 (12) (7) Profit (loss) before tax 632 396 585 236 60 (188) (32) Employees (front office, full-time equivalent)1 2,069 2,062 2,059 7 0 3 0 Employees (business-aligned operations, full-time equivalent)1 2,506 2,325 2,225 181 8 100 4 Employees (allocated central infrastructure, full-time equivalent)1 594 576 494 18 3 82 17 Total employees (full-time equivalent)1 5,169 4,963 4,778 206 4 185 4 Total assets (in € bn)1,2 11 10 10 0 2 0 2 Risk-weighted assets (in € bn)1 18 15 13 3 22 2 18 of which: operational risk RWA (in € bn)1,3 5 3 3 1 35 0 2 Leverage exposure (in € bn)1 10 10 9 0 4 0 3 Assets under Management (in € bn)1,4 1,012 896 821 115 13 75 9 Net flows (in € bn) 26 28 (20) (3) (9) 48 N/M Cost/income ratio5 68.8% 76.6% 70.9% N/M (7.8)ppt N/M 5.6ppt Post-tax return on average shareholders' equity6,7 8.0% 5.1% 7.3% N/M 2.9ppt N/M (2.2)ppt Post-tax return on average tangible shareholders’ equity6,7 18.0% 12.0% 17.0% N/M 6.1ppt N/M (5.1)ppt N/M – Not meaningful Prior year’s comparatives aligned to presentation in the current year 1 As of year-end 2 Segment assets are presented on a consolidated basis, i.e., the amounts do not include intersegment balances 3 Starting from the first quarter of 2024, the allocation of operational risk RWA has changed. For more information, please refer to section “Note 4 - Business segments and related information” of this report 4 Assets under Management (AuM) means assets (a) the segment manages on a discretionary or non-discretionary advisory basis; including where it is the management company and portfolio management is outsourced to a third party; and (b) a third party holds or manages and on which the segment provides, on the basis of contract, advice of an ongoing nature including regular or periodic assessment, monitoring and/or review. AuM represent both collective investments (including mutual funds and exchange-traded funds) and separate client mandates. AuM are measured at current market value based on the local regulatory rules for asset managers at each reporting date, which might differ from the fair value rules applicable under IFRS. Measurable levels are available daily for most retail products but may only update monthly, quarterly or even yearly for some products. While AuM do not include the segment’s investments accounted for under equity method, they do include seed capital and any committed capital on which the segment earns management fees. In instances in which Private Bank distributes investment products qualifying as Assets under Management which are managed by DWS, these assets are reported as Assets under Management for Private Bank and for Asset Management (DWS) because they are two distinct, independent qualifying services 5 Noninterest expenses as a percentage of total net revenues, which are defined as net interest income before provision for credit losses plus noninterest income 6 Starting from the first quarter of 2024, the equity allocation framework has been updated. For more information, please refer to section “Note 4 - Business segments and related information” of this report 7 For the post-tax return on average shareholders’ equity and average tangible shareholders’ equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28 % for the years 2024, 2023 and 2022 ; for further information, please refer to “Supplementary Information (Unaudited): Non-GAAP Financial Measures” of this report
Segment Results of Operations, Corporate & Other [text block table]
Corporate & Other
				2024 increase (decrease) from 2023		2023 increase (decrease) from 2022
in € m. (unless stated otherwise)	2024	2023	2022	in € m.	in %	in € m.	in %
Net revenues	1,406	2,324	(1,050)	(918)	(40)	3,373	N/M
Provision for credit losses	83	26	(9)	57	N/M	35	N/M
Noninterest expenses
Compensation and benefits	3,593	3,378	3,235	215	6	143	4
General and administrative expenses	(1,494)	(2,731)	(2,199)	1,237	(45)	(532)	24
Impairment of goodwill and other intangible assets	0	0	0	0	N/M	0	N/M
Restructuring activities	0	(1)	(2)	1	N/M	1	(40)
Total noninterest expenses	2,099	646	1,035	1,453	N/M	(388)	(38)
Noncontrolling interests	(199)	(166)	(190)	(33)	20	24	(12)
Profit (loss) before tax	(577)	1,817	(1,886)	(2,394)	N/M	3,703	N/M

Total Employees (full-time equivalent)[1]	36,269	35,917	32,186	352	1	3,731	12
Risk-weighted assets (in € bn)[1]	34	40	46	(6)	(15)	(6)	(13)
Leverage exposure (in € bn)[1]	38	39	36	(1)	(3)	3	7

N/M – Not meaningful
Prior year’s comparatives aligned to presentation in the current year
[1] As of year-end

Entity-Wide Disclosures by Geographic Area [text block table]
in € m.	2024	2023	2022
Germany:
Corporate Bank	3,811	4,225	3,166
Investment Bank	641	573	587
Private Bank	6,389	6,567	5,876
Asset Management	1,286	1,211	1,266
Total Germany	12,127	12,576	10,894
UK:
Corporate Bank	193	192	143
Investment Bank	3,882	3,503	4,343
Private Bank	46	54	3
Asset Management	404	350	356
Total UK	4,525	4,099	4,844
Rest of Europe:
Corporate Bank	1,238	1,196	1,109
Investment Bank	477	330	293
Private Bank	1,953	1,981	2,185
Asset Management	308	274	275
Total Rest of Europe	3,975	3,782	3,862
Americas (primarily United States):
Corporate Bank	1,090	1,011	975
Investment Bank	3,869	3,042	3,033
Private Bank	475	462	466
Asset Management	562	432	580
Total Americas	5,996	4,946	5,053
Asia/Pacific, Middle East and Africa:
Corporate Bank	1,173	1,094	946
Investment Bank	1,688	1,713	1,761
Private Bank	524	506	621
Asset Management	90	115	131
Total Asia/Pacific, Middle East and Africa	3,476	3,428	3,459
Corporate & Other	1,406	2,324	(1,050)
Consolidated net revenues[1]	31,504	31,155	27,063

Prior year’s comparatives aligned to presentation in the current year
[1] Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income); revenues are attributed to countries based on the location in which the Group’s booking office is located; the location of a transaction on the Group’s books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Group’s personnel who entered into or facilitated the transaction; where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations